Significant Accounting Policies	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies:

United has determined that it operates under one reportable segment, that of operating bulker vessels, and the assets of such segment are presented under the caption “Total assets” in the accompanying unaudited interim condensed consolidated balance sheets. The accounting policies applied to the reportable segment are the same as those used in the preparation of the Company’s consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2025, filed with the SEC on April 8, 2026.

A discussion of the Company’s significant accounting policies can be found in the Company’s consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2025, filed with the SEC on April 8, 2026. There have been no material changes to these policies in the six-month period ended June 30, 2026, except as discussed below:

(a)	Fair value of below market acquired time charters:

The Company values any liability arising from the market value of the time charters assumed when a vessel is acquired or contributed. Where vessels are acquired or contributed with existing time charters, the Company determines the present value of the difference between: (i) the contractual charter rate and (ii) the market rate for a charter of equivalent duration prevailing at the time the vessels are delivered. In discounting the charter rate differences in future periods, the Company uses its cost of capital for each vessel. The cost of the acquisition is allocated to the vessel and the in-place time charter attached on the basis of their relative fair values. Such intangible liability is recognized ratably as an adjustment to revenues over the remaining term of the assumed time charter.

Recent Accounting Pronouncements – Not Yet Adopted

Τhere are no recent accounting pronouncements the adoption of which is expected to have a material effect on the Company’s unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2026.